SUBSEQUENT EVENTS (Details) - Subsequent Events - Novatech ₫ in Billions	1 Months Ended
Aug. 31, 2025 VND (₫) shares
SUBSEQUENT EVENTS
Charter capital | ₫	₫ 105,806
DPS1 and DPS3
SUBSEQUENT EVENTS
Adjusted Exchange Rate	4.5
DPS5
SUBSEQUENT EVENTS
Adjusted Exchange Rate	10.1